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                           OVERLAND EXPRESS FUNDS, INC.
                              MUNICIPAL INCOME FUND

                      SUPPLEMENT DATED NOVEMBER 20, 1995
                       TO PROSPECTUS DATED MAY 1, 1995
                       AS SUPPLEMENTED ON MAY 31, 1995

        This Supplement applies only to investors resident in Ohio who purchase shares of the Municipal Income Fund:

                The prospectus for the Fund does not comply with Ohio Administrative Code 1301:6-3-09(E)(12), which relates to the limitation on the Fund's investments in restricted securities, thereby distinguishing the Fund from an open-end investment company that meets all of the requirements of paragraphs (E) or (F)(3) of Section 1301:6-3-09 of the Ohio Administrative Code. In accord with Ohio Administrative Code Section 1301:6-3-09(G) and as long as the Fund's shares are registered for sale to investors resident in Ohio, the Fund will be permitted to invest more than fifteen percent (15%), but will not invest more than forty-five percent (45%), of its total assets in the "securities of issuers...which are restricted as to disposition" in so far as the Ohio Administrative Code requires this limitation.

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                           OVERLAND EXPRESS FUNDS, INC.
                  MONEY MARKET FUND -- INSTITUTIONAL SHARES
           U.S. TREASURY MONEY MARKET FUND -- INSTITUTIONAL SHARES

                      SUPPLEMENT DATED NOVEMBER 20, 1995
                       TO PROSPECTUS DATED MAY 1, 1995
                       AS SUPPLEMENTED ON JULY 31, 1995

        This Supplement applies only to investors resident in Ohio who purchase Institutional Shares of the Money Market Fund and U.S. Treasury Money Market
Fund:

                The prospectus for the Fund does not comply with Ohio Administrative Code 1301:6-3-09(E)(12), which relates to the limitation on the Fund's investments in restricted securities, thereby distinguishing the Fund from an open-end investment company that meets all of the requirements of paragraphs (E) or (F)(3) of Section 1301:6-3-09 of the Ohio Administrative Code. In accord with Ohio Administrative Code Section 1301:6-3-09(G) and as long as the Fund's shares are registered for sale to investors resident in Ohio, the Fund will be permitted to invest more than fifteen percent (15%), but will not invest more than forty-five percent (45%), of its total assets in the "securities of issuers...which are restricted as to disposition" in so far as the Ohio Administrative Code requires this limitation.